Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity

Note 5 – Equity

Consulting Agreements

On August 21, 2011, the Company entered into a three-month agreement for public relations and financial communications services. In consideration of services to be rendered, the Company agreed to pay $15,000 in cash per month in advance, for an aggregate of $45,000, and, subject to the consummation of the reverse merger, to issue 70,000 shares of vested Company common stock per month, for an aggregate of 210,000 shares, of which, 70,000 shares remained unissued as of December 31, 2011. Accordingly, during 2011, the Company accrued the equity issuance liability of $15,960. During the three months ended March 31, 2012, the remaining 70,000 shares were issued and the $15,960 issuance date value of the shares was credited to equity.

On December 19, 2011, the Company renewed an agreement for public relations and financial communications services for a three-month term. In consideration of services to be rendered, the Company agreed to pay $7,500 in cash per month in advance, for an aggregate of $22,500, and to issue 25,000 shares of vested Company common stock per month, for an aggregate of 75,000 shares. On February 3, 2012, after the Company had made an initial cash payment of $7,500 in December 2011, the Company terminated this agreement for non-performance. No shares were issued and no stock-based compensation expense was recorded related to this renewal agreement.

On November 16, 2011, the Company entered into a twelve-month agreement for investor relations services with a consultant. In consideration of services to be rendered, the Company agreed to pay $6,000 in cash per month in advance, for an aggregate of $72,000, and to immediately issue 500,000 shares of vested Company common stock, plus an additional 500,000 shares of common stock at the six month anniversary of the agreement. The Company valued the shares and recorded the full value of issued shares and cash payments as consulting expense at the issuance date. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $114,000 (value of the first 500,000 shares), included in general and administrative expenses in the accompanying statements of operations. On January 11, 2012, the Company terminated this agreement and on January 16, 2012, the Company entered into a settlement agreement whereby the consultant agreed to accept the initial $12,000 of 2011 cash payments and 250,000 shares of common stock (by returning 250,000 shares of common stock to the Company for cancellation) in full satisfaction of the terminated agreement. The Company reversed $57,000 of stock-based compensation expense upon cancellation of the returned shares.

On November 30, 2011, the Company entered into a six-month agreement for investor relations services. In consideration of services to be rendered, the Company agreed to pay a minimum of $7,000 in cash per month in advance (subject to supplemental performance-based bonuses), for an aggregate of $42,000, and to immediately issue 75,000 shares of vested Company common stock, of which, 75,000 shares remained unissued as of December 31, 2011. Accordingly, during 2011, the Company accrued the equity issuance liability of $17,100. During the three months ended March 31, 2012, the remaining 75,000 shares were issued and the $17,100 issuance date value of the shares was credited to equity.

Second Private Offering

During the three months ended March 31, 2012, the Company had three additional closings of a private offering that commenced in December 2011 (the “Second Private Offering”) pursuant to which an aggregate of 4,356,669 investor units (“Second Units”) were sold at a price of $0.375 per Second Unit, resulting in $1,447,114 of aggregate net proceeds ($1,633,750 of gross proceeds less $186,636 of issuance costs). Each Second Unit consists of one share of common stock (deemed to represent $0.345 of the per Second Unit cost) and a warrant to purchase one-quarter share of common stock (deemed to represent $0.030 of the per Second Unit cost) (the “Second Investor Warrants”), such that an aggregate of 4,356,669 shares of common stock and Second Investor Warrants to purchase 1,089,169 shares of common stock were issued.

The Second Private Offering was made on a “best efforts” basis with respect to a maximum of 8,000,000 Second Units ($3,000,000 of aggregate proceeds).  In addition, in the event the maximum number of Second Units was sold, the placement agent and the Company had the option to offer an additional 2,666,667 Second Units ($1,000,000 of aggregate proceeds).

The Second Investor Warrants are exercisable for a period of five years at an exercise price of $1.00 per full share of common stock.  The Second Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $2.00, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 100,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Second Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Second Investor Warrants may be exercised on a cashless basis commencing one year after the date of the final closing of the Second Private Offering if no registration statement registering the shares underlying the investor warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the investor warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.375 (as specified in the warrant agreement).

The placement agent for the Second Private Offering receives a cash commission of 10% or 5% of the funds raised from investors in the Second Private Offering that were directly attributable or referred to the placement agent, respectively. In addition, the placement agent receives five-year warrants to purchase shares of common stock (the “Second Broker Warrants”) equal to 10% or 5% of the Second Units sold to investors in the Second Private Offering that were directly attributable or referred to the placement agent, respectively. As a result of the foregoing arrangement, in connection with the three 2012 closings, the placement agent (1) was paid aggregate cash commissions of $136,500; and (2) was issued Second Broker Warrants to purchase 364,000 shares of common stock.

The Second Broker Warrants are identical to the Second Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0.375 per share of common stock.

In connection with the Second Private Offering, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Second Units sold or to be sold in the Second Private Offering and the common stock that is issuable upon exercise of the Second Investor Warrants (but not the common stock that is issuable upon exercise of the Second Broker Warrants) within 75 days of the final closing of the Second Private Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the Second Private Offering until the failure to meet the above deadlines are cured or upon the occurrence of certain other specified events. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2) which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company following the effectiveness of the original registration statement). On January 17, 2012, the Company filed a registration statement on Form S-1 that included the Second Private Offering registrable securities.

Stock Warrants

During the three months ended March 31, 2011, the Company issued warrants to purchase 50,654 shares of common stock at an exercise price of $0.252 per share for a term of five years to two related party note holders in connection with the issuance of convertible notes payable aggregating $63,000 in principal amount (see Note 6 – Related Party Transactions). Using the binomial lattice options pricing model, the Company determined that the relative fair value of the warrants was $4,750. The fair value was recorded as a debt discount and amortized over the term of the notes. The assumptions used in the binomial lattice options pricing model were as follows: risk-free rate of 1.77%; expected volatility of 70.0%; expected term of 4.2 years; expected dividend yield of 0%.

During the three months ended March 31, 2012, the Company issued warrants to purchase an aggregate of 1,453,169 shares of common stock at a weighted average exercise price of $0.843 per share. As of March 31, 2012, there were 49,815,138 outstanding and exercisable stock warrants with a weighted average exercise price of $0.634 per share, a weighted average remaining contractual life of 4.76 years and $96,140 of intrinsic value. The intrinsic value is calculated on the difference between the fair market value of the Company’s restricted stock, which was $0.345 per share as of March 31, 2012, and the exercise price of the warrants.

Stock Options

During the three months ended March 31, 2011, the Company granted no stock options.

During the three months ended March 31, 2012, the Company granted to its directors, officers, employees and consultants ten-year options to purchase an aggregate of 23,275,000 shares of the Company’s common stock at an exercise price of $0.345 per share, of which 12,475,000 were granted under the Company’s 2011 Equity Incentive Plan (the “2011 Plan”) and the remaining 10,800,000 (of which 6,900,000 were granted to the new CEO) were not granted pursuant to an established plan. The options vest as follows: (i) an option to purchase 6,900,000 shares of common stock granted to the new CEO vested on an accelerated basis in November 2011 based on the new CEO meeting specified performance criteria; (ii) an option to purchase 2,500,000 shares of common stock vests one-third immediately, one-third on September 21, 2012 and one-third on September 21, 2013; (iii) options to purchase an aggregate of 13,325,000 shares of common stock vest one-third 0.7-1.0 years from the date of grant, one-third 1.7-2.0 years from the date of grant and one-third 2.7-3.0 years from the date of grant; and (iv) options to purchase an aggregate of 550,000 shares of common stock vest ratably on a quarterly basis over a three-year term.

The aggregate grant date value of approximately $5,090,000 will be recognized proportionate to the vesting terms. The weighted average estimated fair value of the stock options granted during the three months ended March 31, 2012 was $0.22 per share. The weighted average assumptions used in the Black-Scholes option pricing model were as follows: risk-free rate of 1.03%; expected volatility of 75.0%; expected term of 5.79 years; expected dividend yield of 0%. In March 2012, the Compensation Committee of the Company’s Board of Directors determined that the New CEO’s options became fully vested effective November 2011 as a result of the execution of a strategic alliance with a major customer. Although the option was not formally granted prior to December 31, 2011, the New CEO had a contractual right to the vested options pursuant to his employment agreement, and, accordingly, the Company accrued the equity issuance liability of $1,526,970 at December 31, 2011 based on the full value of the option as of December 31, 2011, when the restricted stock was valued at $0.345 per share. On January 9, 2012, the New CEO’s options were issued and the $1,444,170 issuance date value of the options was credited to equity. The weighted average assumptions used in the Black-Scholes option pricing model were as follows: risk-free rate of 0.85%; expected volatility of 75.0%; expected term of 5.00 years; expected dividend yield of 0%.

The risk-free interest rate was based on rates of treasury securities with the same expected term as the options. Expected volatility is based on implied volatilities from similar companies that operate within the similar industry sector index. The Company calculated the historical volatility for each comparable company to come up with an expected average volatility and then adjusted the expected volatility based on factors such as historical stock transactions, major business transactions, and industry trends. The expected terms of the options are estimated based on factors such as vesting periods, contractual expiration dates and historical exercise behavior. The expected dividend yield was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

During the three months ended March 31, 2012 and 2011, the overall stock-based compensation expense recorded by the Company associated with options was $430,960 and $79,637, respectively. These amounts have been included in operating expenses in the accompanying statements of operations. As of March 31, 2012, there was $3,131,626 unrecognized stock-based compensation expense that will be amortized over a weighted average period of 2.5 years. As of March 31, 2012, there were 23,275,000 outstanding stock options with a weighted average exercise price of $0.345 per share, a weighted average remaining contractual life of 9.8 years and no intrinsic value. As of March 31, 2012, there were 7,733,333 exercisable stock options with a weighted average exercise price of $0.345 per share, a weighted average remaining contractual life of 9.8 years and no intrinsic value.

Note 13 – Equity

Authorized Capital

Effective with the Reverse Merger on September 21, 2011 (see Note 1 – Organization and Operations – Reverse Merger), the Company’s authorized capital became as follows:

The Company is authorized to issue up to 300,000,000 shares of common stock, which has a par value of $0.0001 per share. The holders of the Company’s common stock are entitled to one vote per share. The holders of common stock are entitled to one vote per share on all matters submitted to a vote of the stockholders, including the election of directors. Generally, all matters to be voted on by stockholders must be approved by a majority (or, in the case of election of directors, by a plurality) of the votes entitled to be cast by all shares of common stock that are present in person or represented by proxy. Except as otherwise provided by law, amendments to the articles of incorporation generally must be approved by a majority of the votes entitled to be cast by the holders of all outstanding shares of common stock. The amended and restated articles of incorporation do not provide for cumulative voting in the election of directors. The common stock holders will be entitled to such cash dividends as may be declared from time to time by the Board from funds available. Upon liquidation, dissolution or winding up of the Company, the common stock holders will be entitled to receive pro rata all assets available for distribution to such holders, subject to the rights of holders of preferred stock, if any.

The Company is authorized to issue 10,000,000 shares of blank check preferred stock, which has a par value of $0.0001 per share.

Consulting Agreements

On August 21, 2011, the Company entered into a three-month agreement for public relations and financial communications services. In consideration of services to be rendered, the Company agreed to pay $15,000 in cash per month in advance, for an aggregate of $45,000, and, subject to the consummation of the reverse merger, to issue 70,000 shares of vested Company common stock per month, for an aggregate of 210,000 shares, of which, 70,000 shares remained unissued as of December 31, 2011. Accordingly, the Company has accrued the equity issuance liability of $15,960. The Company valued the shares and recorded the full value of shares and cash payments as consulting expense at each issuance date. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $47,880, included in general and administrative expenses in the accompanying statements of operations.

On December 19, 2011, the Company renewed the above agreement for public relations and financial communications services for an additional three-month term. In consideration of services to be rendered, the Company agreed to pay $7,500 in cash per month in advance, for an aggregate of $22,500, and to issue 25,000 shares of vested Company common stock per month, for an aggregate of 75,000 shares. On February 3, 2012, the Company terminated this agreement for non-performance. No shares were issued and no stock-based compensation expense was recorded related to this renewal agreement.

Consulting Agreements – Continued

On November 16, 2011, the Company entered into a twelve-month agreement for investor relations services. In consideration of services to be rendered, the Company agreed to pay $6,000 in cash per month in advance, for an aggregate of $72,000, and to immediately issue 500,000 shares of vested Company common stock, plus an additional 500,000 shares of common stock at the six month anniversary of the agreement. The Company valued the shares and recorded the full value of issued shares and cash payments as consulting expense at the issuance date. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $114,000 (value of the first 500,000 shares), included in general and administrative expenses in the accompanying statements of operations. On January 11, 2012, the Company terminated this agreement.  On January 16, 2012, the Company entered into a settlement agreement whereby the consultant agreed to return 250,000 shares of common stock to the Company for cancellation.

On November 30, 2011, the Company entered into a six-month agreement for investor relations services. In consideration of services to be rendered, the Company agreed to pay a minimum of $7,000 in cash per month in advance (subject to supplemental performance-based bonuses), for an aggregate of $42,000, and to immediately issue 75,000 shares of vested Company common stock, of which, 75,000 shares remained unissued as of December 31, 2011. Accordingly, the Company has accrued the equity issuance liability of $17,100. The Company valued the shares and recorded the full value as consulting expense at the issuance date. For the year ended December 31, 2011, the Company recorded stock-based compensation expense of $17,100, included in general and administrative expenses in the accompanying statements of operations.

Conversion of Non-Bridge Notes

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, $3,475,757 face value of the outstanding non-bridge convertible notes, plus aggregate accrued interest of $623,362, converted into shares of the operating company’s common stock, which were ultimately exchanged for an aggregate of 19,533,586 shares of the Company’s common stock, plus immediately-vested, five-year Merger Warrants to purchase 9,766,793 shares of common stock at an exercise price of $0.625 per share, pursuant to the terms of the Merger Agreement. The noteholders waived their rights to two-year warrants in the operating company in favor of the Merger Warrants. See Note 1 - Organization and Operations – Reverse Merger.

Private Offerings

First Private Offering

In July 2011, the public company commenced a private offering (the “First Private Offering”) pursuant to which, on September 21, 2011, the Company had an initial closing on the sale of investor units (“Units”), at a price of $0.25 per Unit. The initial closing on the sale of Units included the conversion of $2,275,000 of principal, plus $64,438 of accrued interest, from the Convertible Bridge Notes previously received by the Company between April 2011 and August 2011. Inclusive of the conversion of the Convertible Bridge Notes, between September 2011 and November 2011, the First Private Offering raised an aggregate of $4,739,300 net proceeds ($5,077,812 gross proceeds reduced by $338,512 of offering costs). Each Unit consisted of one share of common stock (deemed to represent $0.022 of the per Unit cost) and a warrant to purchase one-half share of the Company’s common stock (deemed to represent $0.228 of the per Unit cost) (the “Investor Warrants”), such that 20,311,252 shares of common stock and Investor Warrants to purchase 10,155,627 shares of the Company’s common stock were issued.

The Investor Warrants are exercisable for a period of five years at an exercise price of $0.625 per full share of common stock. The Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $1.25, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 50,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Investor Warrants may be exercised on a cashless basis commencing one year after the September 27, 2011 filing of the Current Report on Form 8-K with the SEC regarding the reverse merger if no registration statement registering the shares underlying the investor warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the investor warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.25 (as specified in the warrant agreement).

The placement agent for the First Private Offering received a cash commission of 10% of the funds raised from investors in the offering that were directly attributable to the placement agent. In addition, the placement agent received five-year warrants to purchase shares of the Company’s common stock equal to 10% of the Units sold to investors in the First Private Offering (the “Broker Warrants”). As a result of the foregoing arrangement, the placement agent (1) was paid cash commissions of $150,500; (2) was reimbursed for certain out-of-pocket expenses; and (3) was issued five-year Broker Warrants to purchase 602,000 shares of the Company’s common stock. In addition, the placement agent acted as a finder in connection with the Convertible Bridge Note financing. In such capacity, it earned a fee of $2,500 related to the issuance of a $25,000 Convertible Bridge Note, plus a warrant, which was converted upon the initial closing of the First Private Offering into a warrant to purchase up to 10,000 shares of the public company common stock.

The Broker Warrants are identical to the Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0.25 per share of common stock.

On September 21, 2011, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Units sold or to be sold in the First Private Offering and the common stock that is issuable upon exercise of the Investor Warrants (but not the common stock that is issuable upon exercise of the Broker Warrants or Merger Warrants) within 75 days of the final closing of the First Private Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the First Private Offering until the failure to meet the above deadlines are cured. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2) which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company within two years following the effectiveness of the original registration statement). On January 17, 2012, the Company filed a registration statement on Form S-1 that included the First Private Offering registrable securities.

Second Private Offering

In December 2011, the public company commenced a second private offering (the “Second Private Offering”) pursuant to which, during December 2011, the Company had one closing on the sale of 3,912,534 investor units (“Second Units”), at a price of $0.375 per Second Unit. The Company raised $1,350,453 net proceeds as part of the first closing ($1,467,200 gross proceeds reduced by $116,747 of offering costs). Each Second Unit consists of one share of common stock (deemed to represent $0.345 of the per Second Unit cost) and a warrant to purchase one-quarter share of common stock (deemed to represent $0.030 of the per Second Unit cost) (the “Second Investor Warrants”), such that an aggregate of 3,912,534 shares of common stock and Second Investor Warrants to purchase 978,134 shares of common stock were issued.

The Second Private Offering was made on a “best efforts” basis with respect to a maximum of 8,000,000 Second Units ($3,000,000 of aggregate proceeds).  In addition, in the event the maximum number of Second Units is sold, the placement agent and the Company have the option to offer an additional 2,666,667 Second Units ($1,000,000 of aggregate proceeds).

The Second Investor Warrants are exercisable for a period of five years at an exercise price of $1.00 per full share of common stock.  The Second Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $2.00, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 100,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Second Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Second Investor Warrants may be exercised on a cashless basis commencing one year after the date of the final closing of the Second Private Offering if no registration statement registering the shares underlying the investor warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the investor warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.375 (as specified in the warrant agreement).

The placement agent for the Second Private Offering receives a cash commission of 10% or 5% of the funds raised from investors in the Second Private Offering that were directly attributable or referred to the placement agent, respectively. In addition, the placement agent receives five-year warrants to purchase shares of common stock (the “Second Broker Warrants”) equal to 10% or 5% of the Second Units sold to investors in the Second Private Offering that were directly attributable or referred to the placement agent, respectively. As a result of the foregoing arrangement, in connection with the first closing, the placement agent (1) was paid aggregate cash commissions of $15,470; and (2) was issued Second Broker Warrants to purchase 216,253 shares of common stock.

The Second Broker Warrants are identical to the Second Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0.375 per share of common stock.

In connection with the Second Private Offering, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Second Units sold or to be sold in the Second Private Offering and the common stock that is issuable upon exercise of the Second Investor Warrants (but not the common stock that is issuable upon exercise of the Second Broker Warrants) within 75 days of the final closing of the Second Private Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the Second Private Offering until the failure to meet the above deadlines are cured or upon the occurrence of certain other specified events. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2) which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company following the effectiveness of the original registration statement). On January 17, 2012, the Company filed a registration statement on Form S-1 that included the Second Private Offering registrable securities.

Stock Warrants

Note Holder Warrants

During the year ended December 31, 2010, the Company issued warrants to purchase 1,442,439 shares of common stock at an exercise price of $0.252 per share for a term of five years to two note holders in connection with the issuance of notes payable aggregating $1,653,757. Using the binomial lattice options pricing model, the Company determined the relative fair value of the warrants was $119,495. The fair value was recorded as debt discount and amortized over the life of the notes. The assumptions used in the binomial lattice options pricing model were as follows: risk-free rate of 1.52-2.01%; expected volatility of 70.0%; expected term of 3.72-4.42 years; expected dividend yield of 0%.

On June 15, 2011, 6,997,205 warrants that were scheduled to expire were extended for two years. The value of the modified warrants was deemed to be immaterial after applying the binomial lattice options pricing model using the following assumptions: risk-free rate of 0.81% to 1.40%; expected volatility of 75%; expected term of 0.21 years; dividend yield of 0%.

During the year ended December 31, 2011, the Company issued warrants to purchase 50,654 shares of the Company’s common stock at an exercise price of $0.252 per share for a term of five years to two note holders in connection with the issuance of convertible notes payable aggregating $63,000 in principal amount. Using the binomial lattice options pricing model, the Company determined that the relative fair value of the warrants was $4,750. The fair value was recorded as a debt discount and amortized over the term of the notes. The assumptions used in the binomial lattice options pricing model were as follows: risk-free rate of 1.77%; expected volatility of 70.0%; expected term of 4.2 years; expected dividend yield of 0%.

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, warrants to purchase 1,609,747 shares of the Company’s common stock were exercised for total proceeds of $3,045 and all of the remaining warrants to purchase 11,889,751 shares of the Company’s common stock were cancelled.

Merger Warrants

On September 21, 2011, in connection with the reverse merger, Merger Warrants to purchase an aggregate of 30,000,000 shares of the Company’s common stock were issued to the operating company’s existing investors. See Note 1 – Organization and Operations - Reverse Merger for additional details.

Investor and Broker Warrants

In connection with the First Private Offering and Second Private Offering in 2011, Investor Warrants, Second Investor Warrants, Broker Warrants and Second Broker Warrants to purchase an aggregate of 10,155,627, 978,134, 612,000 and 216,253 shares of the Company’s common stock, respectively, were issued. See Note 13 – Equity – Private Offerings for additional details.

Consultant Warrants

On October 1, 2011, the Company entered into a six-month consulting agreement for general business consulting services and advice including, but not limited to, services and advice related to (i) corporate planning and strategies; and (ii) general financial matters. The Company paid $110,000 and issued immediately-vested, five-year warrants to purchase 400,000 shares of common stock at an exercise price of $0.25 per share under the consulting agreement. The exercise price and number of shares of common stock issuable on exercise of these warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.25 (as specified in the warrant agreement). For the year ended December 31, 2011, the Company recorded the full grant date value of the warrants of $38,640 as stock-based compensation, included in general and administrative expenses in the accompanying statements of operations. The assumptions used in the Black-Scholes option pricing model were as follows: risk-free rate of 0.34%; expected volatility of 75.0%; expected term of 2.5 years; expected dividend yield of 0%.

On November 25, 2011, the Company entered into two two-year consulting agreements for business development and corporate finance services and advice. Upon execution of the consulting agreements, the Company paid an aggregate of $250,000 and issued immediately-vested, five-year warrants to purchase an aggregate of 6,000,000 shares of common stock at an exercise price of $0.66 per share, which are fully earned upon payment and issuance. The exercise price and number of shares of common stock issuable on exercise of these warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.375 (as specified in the warrant agreement). For the year ended December 31, 2011, the Company recorded the full grant date value of the warrants of $372,600 as stock-based compensation, included in general and administrative expenses in the accompanying statements of operations. The assumptions used in the Black-Scholes option pricing model were as follows: risk-free rate of 0.54%; expected volatility of 75.0%; expected term of 3.5 years; expected dividend yield of 0%.

Warrant Summary

Warrant transactions during the years ended December 31, 2011 and 2010 are as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Balance, December 31, 2009	10,646,230	$0.284
Granted	2,802,614	0.253
Exercised	–	–
Forfeited	–	–
Balance, December 31, 2010	13,448,844	$0.273
Granted	48,412,668	0.628
Exercised	(1,609,747)	0.002
Forfeited	(11,889,751)	0.310
Balance, December 31, 2011	48,362,014	$0.628	5.01	$96,140

Exercisable, December 31, 2011	48,362,014	$0.628	5.01	$96,140

The intrinsic value is calculated on the difference between the fair market value of the Company’s restricted stock, which was $0.345 per share as of December 31, 2011, and the exercise price of the warrants.

The following table presents information related to warrants at December 31, 2011:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants

$0.250	1,012,000	4.79	1,012,000
0.375	216,253	4.96	216,253
0.625	40,155,627	4.74	40,155,627
0.660	6,000,000	6.90	6,000,000
1.000	978,134	4.96	978,134
	48,362,014	5.01	48,362,014

Stock Options

The Company’s board of directors adopted a Stock Incentive Plan (the “Original Plan”) under which the Company may issue options to purchase the Company’s common stock to employees, directors and consultants. The Company had reserved 7,973,884 shares of common stock for issuance under the Original Plan.

During the year ended December 31, 2010, the Board of Directors granted options to employees and members of the Board of Directors for the purchase of 10,168,621 of common stock at exercise prices ranging from $0.15 - $0.387. The options granted to employees had a term of 4 years, one-fourth of the options vested one year from the date of issuance and the balance vested in equal monthly installments over the next thirty six months. The grant date value of these options was estimated at $1,124,188. During the year ended December 31, 2010, options to purchase 239,283 shares of common stock were forfeited. As of December 31, 2010, the Original Plan was over-allocated by 6,426,508 shares.

Prior to the reverse merger, options to purchase 824,406 shares of the Company’s common stock were forfeited. All of the remaining outstanding options to purchase 13,575,986 shares of the Company’s common stock were cancelled immediately prior to, and conditioned upon the effectiveness of the reverse merger (see Note 1 - Organization and Operations - Reverse Merger).

The board of directors and stockholders owning a majority of the Company’s outstanding shares adopted the 2011 Equity Incentive Plan (the “2011 Plan”) on September 20, 2011. A total of 13,500,000 shares of the Company’s common stock are reserved for issuance under the 2011 Plan. The 2011 Plan authorizes grants to eligible recipients of nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants intended to comply with Section 162(m) of the Internal Revenue Code of 1986, as amended, and stock appreciation rights. Under the 2011 Plan, (1) awards may be granted to employees, consultants, officers and directors; (2) the maximum term of any award shall be ten years from the date of grant; (3) the exercise price of any award shall not be less than the fair value on the date of grant; and (4) awards will typically result in the issuance of new common shares. There have been no formal option awards granted during 2011,

The Company accrued stock-based compensation expense of $1,526,970 for the year ended December 31, 2011 related to a pending New CEO option grant. See Note 15 – Commitments and Contingencies – Employment Agreements – New CEO for additional details.

During the years ended December 31, 2011 and 2010, options were valued using the Black-Scholes options model and the following weighted average assumptions:

	December 31,
	2011	2010
Risk free interest rate	1.02%	1.52%
Expected volatility	75%	70%
Expected life (in years)	5.73	4.00
Expected dividend yield	0%	0%

The risk-free interest rate was based on rates of treasury securities with the same expected term as the options. Expected volatility is based on implied volatilities from similar companies that operate within the similar industry sector index. The Company calculated the historical volatility for each comparable company to come up with an expected average volatility and then adjusted the expected volatility based on factors such as historical stock transactions, major business transactions, and industry trends. The expected terms of the options are estimated based on factors such as vesting periods, contractual expiration dates and historical exercise behavior. The expected dividend yield was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

During the years ended December 31, 2011 and 2010, inclusive of the expense related to the New CEO option grant discussed above, the overall stock-based compensation expense recorded by the Company associated with options was $1,752,744 and $216,600, respectively. These amounts have been included in general and administrative expenses in the accompanying statements of operations. As of December 31, 2011, there was no unrecognized stock-based compensation expense.

Stock option transactions under the Plan during the years ended December 31, 2011 and 2010 are as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Balance, December 31, 2009	4,471,054	$0.37
Granted	10,168,621	0.16
Exercised	–	–
Forfeited	(239,283)	0.39
Balance, December 31, 2010	14,400,392	$0.22
Granted	–	–
Exercised	–	–
Forfeited	(824,406)	0.39
Cancelled	(13,575,986)	0.21
Balance, December 31, 2011	–	$–	–	$–

Exercisable, December 31, 2011	–	$–	–	$–